Union Assessments (Narrative) (FY) (Details)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Pension fund, description	Some exceptions, the surcharge is equal to 5% of required contributions for the initial critical year and 10% for each succeeding plan year in which the plan remains in critical status.